Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property and Equipment, net
Schedule of property and equipment

	September 30,	December 31,
	2019	2018
Furnitures and office equipment	602,548	357,064
Vehicle	60,951	63,135
Leasehold improvements	239,781	200,435
Total property and equipment	903,280	620,634
Less: accumulated depreciation	(482,548)	(186,514)

Land	3,042,777	3,042,777
Building[1]	308,779	2,607,666
Assets Retirement Obligations - Environmental Remediation	8,000,000	8,000,000
Capitalized direct development cost	2,732,705	944,864
Construction in progress (Fintech Village)	14,084,261	14,595,307

Property and Equipment, net	$14,504,993	$15,029,427

Note

[1] The $2.3 million decrease from the prior year represents the impairment charge recorded in connection with four of the five existing buildings on Fintech Village which are expected to be demolished.

	December 31,	December 31,
	2018	2017
Furniture and office equipment	$357,064	$308,383
Vehicle	63,135	147,922
Leasehold improvements	200,435	8,058
Total property and equipment	620,634	464,363
Less: accumulated depreciation	(186,514)	(337,088)
Construction in progress (Fintech Village)	14,595,307	—
Property and Equipment, net	$15,029,427	$127,275